To Our Shareholders:
--------------------------------------------------------------------------------

CGM Fixed Income Fund increased 4.4% during the second quarter of 2000 compared to the Merrill Lynch Master Bond Index which returned 1.6%. For the first six months of the year, CGM Fixed Income Fund returned 7.8% and the Merrill Lynch Master Bond Index grew 4.0%.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Aside from looming questions about the economy, the equity market seems to be operating on a healthier footing now than in early March when speculative excesses were so prevalent in technology issues. The NASDAQ Composite Index fell -37% from March 10th to May 23rd of this year and despite some recovery, is still down -23% from its high. The excitement over "new economy" companies has dissipated in the shadow of a growing number of dot-com bankruptcies. Instead, investor attention is reverting to "old economy" companies and also to real estate investment trusts, which may indicate a broadening market.

Interest rates are not much changed since March 31st of July 5, 2000 this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy. Though equity investors would presumably welcome a modest economic slowdown, we believe most attention will be focused on individual issues rather than on any large market moves.

In general, bonds bounced within a narrow yield range as uncertainty continued to plague the market. CGM Fixed Income Fund dramatically outperformed the bond market during the second quarter, thanks largely to the Fund's significant position in real estate investment trusts (REITs). After a period of neglect, REITs' solid income and credit fundamentals are finally being recognized by the market.

CGM Fixed Income Fund holds large sector positions in REITs, media and finance. The Fund's three largest holdings are Innova Sa De Real, Pacific Gulf Properties, Inc. and APP International Finance Co. (Asia Pulp & Paper).

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2000

                                           CGM FIXED       THE FUND'S AVERAGE
                                          INCOME FUND      ANNUAL TOTAL RETURN
                                          -----------      -------------------
5 Years ...............................     +42.4%                +7.3%
1 Year ................................     + 4.8                 +4.8
3 Months ..............................     + 4.4                  --

The Fund's average annual total return from inception (March 17, 1992) through June 30, 2000 is +8.7%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 2000. Otherwise the total return since inception, and for the five-year, one-year and three-month periods ended June 30, 2000, would have been lower.

The performance data contained in this report represents past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                     CGM FIXED INCOME FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2000
(unaudited)

BONDS AND NOTES -- 56.1% OF TOTAL NET ASSETS
                                                                     FACE
                                                                    AMOUNT          VALUE(a)
                                                                    ------          --------
BROKERS AND INVESTMENT SERVICES -- 3.8%
Merrill Lynch and Company, Inc., 8.00%, 6/01/07 ............      $1,000,000      $ 1,018,040
                                                                                  -----------

ENERGY -- 3.9%
Mitchell Energy & Development Corp., 9.25%, 1/15/02 ........       1,055,000        1,069,306
                                                                                  -----------

FINANCE -- 8.4%
APP International Finance Co., 11.75%, 10/01/05 ............       3,250,000        2,275,000
                                                                                  -----------

INDUSTRIAL -- 3.5%
Pohang Iron & Steel Limited, 7.125%, 11/01/06 ..............       1,000,000          950,040
                                                                                  -----------

MEDIA -- 12.9%
Innova Sa De Real, 12.875%, 4/01/07 ........................       2,750,000        2,557,500
Liberty Media Corporation, 7.875%, 7/15/09 (b) .............       1,000,000          956,590
                                                                                  -----------
                                                                                    3,514,090
                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 8.3%
Liberty Property Limited Partnership, 9.00%, 7/01/01
(Convertible) (c) ..........................................       1,700,000        2,263,125
                                                                                  -----------

TELEPHONE -- 7.5%
Econophone, Inc., 13.50%, 7/15/07 ..........................       1,000,000        1,040,000
Worldcom, Inc., 7.75%, 4/01/07 .............................       1,000,000        1,001,110
                                                                                  -----------
                                                                                    2,041,110
                                                                                  -----------
UNITED STATES TREASURY -- 4.2%
United States Treasury Notes, 6.125%, 8/15/07 ..............       1,150,000        1,142,272
                                                                                  -----------

UTILITIES -- 3.6%
Great Lakes Power, Inc., 9.00%, 8/01/04 ....................       1,000,000          981,420
                                                                                  -----------
TOTAL BONDS AND NOTES (Identified Cost $15,281,690) ........                       15,254,403
                                                                                  -----------

PREFERRED STOCKS -- 31.2%

                                                                      SHARES        VALUE(a)
                                                                      ------        --------
AvalonBay Communities, Inc., $2.25 .........................          61,000      $ 1,403,000
Conseco Financing Trust I, $2.29 ...........................           8,500          122,719
Conseco Financing Trust VII, $2.36 .........................           3,600           54,450
DLJ Capital Trust, $2.105 ..................................          40,000          957,500
Duquesne Capital LP, $2.094 ................................          10,000          236,250
Felcor Lodging Trust, Inc., $1.95 (Convertible) ............          65,000        1,105,000
Nova Chemicals Corp., $2.26 ................................          20,000          400,000
Placer Dome, Inc., $2.156 ..................................          45,000          832,500
Rouse Capital, $2.313 ......................................          59,225        1,362,175
Vornado Realty Trust, $3.25 (Convertible) ..................          39,000        2,020,687
                                                                                  -----------
TOTAL PREFERRED STOCKS (Identified Cost $10,297,388) .......                        8,494,281
                                                                                  -----------

COMMON STOCKS -- 9.1%
Pacific Gulf Properties, Inc. (Identified Cost $1,868,426) .          99,341        2,489,734
                                                                                  -----------

COMMON STOCK WARRANTS -- 0.0%
Destia Communications, Inc. Exp. 7/15/07
  (Identified Cost $0) (b) .................................           1,000           10,000
                                                                                  -----------

TOTAL INVESTMENTS -- 96.4% (Identified Cost $27,447,504) (d) ...............       26,248,418
            Cash and Receivables ...........................................        1,023,921
            Liabilities ....................................................          (56,981)
                                                                                  -----------
TOTAL NET ASSETS -- 100.0% .................................................      $27,215,358
                                                                                  ===========

(a) See Note 1A.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000 the value of the securities amounted to $966,590,
    3.6% of net assets.
(c) Variable or floating rate security. Rate disclosed is as of June 30, 2000.
(d) Federal Tax Information: At June 30, 2000 the net unrealized depreciation of investments based on cost of $27,447,504 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................      $ 1,163,677
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................       (2,362,763)
                                                                                  -----------
Net unrealized depreciation ................................................      $(1,199,086)
                                                                                  ===========

                       See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
 Investments at value (Identified cost -- $27,447,504) ........     $26,248,418
 Cash .........................................................         104,511
 Receivable for:
  Securities sold ..................................   $303,915
  Shares of the Fund sold ..........................     34,125
  Dividends and interest ...........................    581,370         919,410
                                                       --------     -----------
                                                                     27,272,339
                                                                    -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed .................................          16,764
                                                                    -----------
 Accrued expenses:
  Management fees ..................................      4,167
  Trustees' fees ...................................      4,426
  Accounting and Administration ....................        667
  Transfer Agent Fees ..............................     10,747
  Other expenses ...................................     20,210          40,217
                                                       --------     -----------
                                                                         56,981
                                                                    -----------
NET ASSETS ....................................................     $27,215,358
                                                                    ===========
 Net Assets consist of:
  Capital paid-in .............................................     $31,444,377
  Undistributed net investment income .........................         210,078
  Accumulated net realized loss ...............................      (3,240,011)
  Unrealized depreciation on
   investments -- net .........................................      (1,199,086)
                                                                    -----------

NET ASSETS ....................................................     $27,215,358
                                                                    ===========
 Shares of beneficial interest outstanding, no par value ......       2,707,628
                                                                    ===========
 Net asset value per share* ...................................          $10.05
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($27,215,358 / 2,707,628).

                 See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
 Income
  Dividends .....................................................    $  493,437
  Interest ......................................................       861,340
                                                                     ----------
                                                                      1,354,777
                                                                     ----------
 Expenses
  Management fees ...............................................        87,393
  Trustees' fees ................................................         9,350
  Accounting and Administration .................................         4,000
  Custodian .....................................................        25,850
  Transfer agent ................................................        29,100
  Audit and tax services ........................................        14,250
  Legal .........................................................         1,725
  Printing ......................................................         7,850
  Registration ..................................................         7,400
  Miscellaneous .................................................           275
                                                                     ----------
                                                                        187,193
Less expenses assumed by the investment adviser .................       (72,910)
                                                                     ----------
Net expenses ....................................................       114,283
                                                                     ----------
Net investment income ...........................................     1,240,494
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized loss on investments -- net ............................      (448,445)
 Unrealized appreciation -- net .................................     1,223,546
                                                                     ----------
 Net gain on investments ........................................       775,101
                                                                     ----------
NET CHANGE IN ASSETS FROM OPERATIONS ............................    $2,015,595
                                                                     ==========

                       See accompanying notes to financial statements.

                                      CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   JUNE 30,          YEAR ENDED
                                                                     2000           DECEMBER 31,
                                                                  (UNAUDITED)           1999
                                                                  -----------      -------------
FROM OPERATIONS
  Net investment income ....................................      $ 1,240,494       $ 2,730,392
  Net realized loss from investments .......................         (448,445)       (1,113,039)
  Unrealized appreciation (depreciation) ...................        1,223,546          (561,896)
                                                                  -----------       -----------
    Change in net assets from operations ...................        2,015,595         1,055,457
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (1,030,416)       (2,775,290)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        1,299,021         4,402,780
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................          754,007         2,145,578
                                                                  -----------       -----------
                                                                    2,053,028         6,548,358
  Cost of shares redeemed ..................................       (4,041,720)      (10,923,458)
                                                                  -----------       -----------
    Change in net assets derived from capital share
      transactions .........................................       (1,988,692)       (4,375,100)
                                                                  -----------       -----------
  Total change in net assets ...............................       (1,003,513)       (6,094,933)

NET ASSETS
  Beginning of period ......................................       28,218,871        34,313,804
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $210,078 and $0, respectively) ...............      $27,215,358       $28,218,871
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          132,688           429,275
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           77,578           211,443
                                                                  -----------       -----------
                                                                      210,266           640,718
    Redeemed ...............................................         (413,320)       (1,068,906)
                                                                  -----------       -----------
    Net change .............................................         (203,054)         (428,188)
                                                                  ===========       ===========

                         See accompanying notes to financial statements.

                                                   CGM FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                       SIX MONTHS
                                                          ENDED                     YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2000   ------------------------------------------------------
                                                       (UNAUDITED)     1999        1998        1997        1996        1995
                                                      -------------   ------      ------      ------      ------      ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the  beginning of period ..........    $ 9.69      $10.28      $11.24      $11.60      $11.41      $ 9.57
                                                          ------      ------      ------      ------      ------      ------
Net investment income (a) ............................      0.45        0.89        0.83        0.78        0.77        0.70
Dividends from net investment income .................     (0.37)      (0.90)      (0.83)      (0.78)      (0.77)      (0.70)
Net realized and unrealized gain (loss) on
  investments ........................................      0.28       (0.58)      (0.96)      (0.36)       0.95        1.84
Distribution from net realized gain ..................      --          --          --          --         (0.76)       --
                                                          ------      ------      ------      ------      ------      ------
Net increase (decrease) in net asset value ...........      0.36       (0.59)      (0.96)      (0.36)       0.19        1.84
                                                          ------      ------      ------      ------      ------      ------
Net asset value at the end of period .................    $10.05      $ 9.69      $10.28      $11.24      $11.60      $11.41
                                                          ======      ======      ======      ======      ======      ======

Total Return (%) (b) .................................       7.8         3.0        (1.2)        3.7        15.4        27.3

Ratios:
Operating expenses to average net assets (%) .........      0.85*       0.85        0.85        0.85        0.85        0.85
Operating expenses to average net assets before
  expense limitation (%) .............................      1.39*       1.41        1.26        1.26        1.26        1.53
Net investment income to average net assets (%) ......      9.23*       8.60        7.56        6.81        6.53        6.46
Portfolio turnover (%) ...............................        10*         47          52         147         149         148

Net assets at end of period (in thousands) ($) .......    27,215      28,219      34,314      43,932      40,646      31,793

(a) Net of reimbursement which amounted to ...........    $ 0.03      $ 0.06      $ 0.05      $ 0.05      $ 0.05      $ 0.07
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
  * Computed on an annualized basis.

                                       See accompanying notes to financial statements.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005 and $1,113,890 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,315,052 and $3,428,150, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $87,393 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the period ended June 30, 2000, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2000 these expenses amounted to $4,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2000 was $149 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the period ended June 30, 2000, CGM waived $72,910 of its management fee. The Fund incurred operating expenses of $114,283, representing 0.85% of the average daily net assets.

CGM
FIXED INCOME
FUND

33rd Quarterly Report
June 30, 2000

A No-Load Fund


[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

------------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048


------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR2  00                                                     Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Mutual Fund declined -4.9% during the second quarter of 2000 compared to the Standard and Poor's 500 Index which lost -2.7% and the Merrill Lynch Master Bond Index which returned 1.6% over the same period. For the first six months of the year, CGM Mutual Fund declined -6.7%, the S&P 500 lost -0.4% and the Merrill Lynch Master Bond Index increased 4.0%.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Aside from looming questions about the economy, the equity market seems to be operating on a healthier footing now than in early March when speculative excesses were so prevalent in technology issues. The NASDAQ Composite Index fell -37% from March 10th to May 23rd of this year and despite some recovery, is still down -23% from its high. The excitement over "new economy" companies has dissipated in the shadow of a growing number of dot-com bankruptcies. Instead, investor attention is reverting to "old economy" companies and also to real estate investment trusts, which may indicate a broadening market.

Interest rates are not much changed since March 31st of this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy. Though equity investors would presumably welcome a modest economic slowdown, we believe most attention will be focused on individual issues rather than on any large market moves.

CGM Mutual Fund is approximately 28% invested in U.S. Treasury Bills and corporate bonds. The portfolio's equity section has important positions in the steel industry, real estate investment trusts and electronic component companies. The three largest holdings are Companhia Siderurgica National Sponsored ADRs, Micron Technology, Inc. and Boston Properties, Inc.

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2000

                                                 CGM         THE FUND'S AVERAGE
                                             MUTUAL FUND     ANNUAL TOTAL RETURN
                                             -----------     -------------------
10 Years ..................................    +220.5%             +12.4%
 5 Years ..................................    + 75.7              +11.9
 1 Year ...................................    +  0.7              + 0.7
 3 Months .................................    -  4.9                --

The percentage figures for the Fund are based upon the beginning net asset values of $23.22, $28.64, $29.25 and $26.75, respectively, and the June 30, 2000 net asset value of $25.25 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represents past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                        CGM MUTUAL FUND
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                    25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1974 -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
                                 IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1974
--------------------------------------------------------------------------------------------------------------------------------
                         -- AND HAD TAKEN ALL DIVIDENDS                    OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                            AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                      ----------------------------------------------------------------------------------------------------------
                                          During the Year
                                      You Would Have Received                                     Which Would Represent
                                  ---------------------------------                         ------------------------------------
                                                                        The Value of                             A Cumulative
                        The Net                                         Your Original                               Change
                      Asset Value     Per Share       Per Share          Investment               An               Expressed
     On                 of Your     Capital Gains      Income              At Each              Annual          As An Index With
  December            Share Would   Distributions     Dividends           Year End           Total Return         December 31,
     31                Have Been         of              of            Would Have Been            of              1974 = 100.0
--------------------------------------------------------------------------------------------------------------------------------
    1974                $10.27                                                                                       100.0
    1975                 12.44           --            $ 0.43             $ 12.89               +  25.5%             125.5
    1976                 13.96           --              0.43               14.94               +  15.9              145.5
    1977                 12.88           --              0.52               14.33               -   4.1              139.5
    1978                 12.83           --              0.65               15.03               +   4.9              146.3
    1979                 13.81           --              0.72               17.09               +  13.7              166.3
    1980                 14.85           --              0.88               19.62               +  14.8              190.9
    1981                 13.90           --              0.97               19.64               +   0.1              191.1
    1982                 18.16           --              1.09               27.69               +  41.0              269.5
    1983                 18.81           --              1.09               30.43               +   9.9              296.2
    1984                 17.01         $ 1.86            0.95               32.35               +   6.3              314.9
    1985                 21.53           --              1.08               43.51               +  34.5              423.5
    1986                 22.86           2.75            0.94               54.43               +  25.1              529.8
    1987                 20.40           4.52            1.06               61.89               +  13.7              602.4
    1988                 19.94           --              1.10               63.87               +   3.2              621.7
    1989                 22.34           0.95            0.93               77.73               +  21.7              756.6
    1990                 21.64           --              0.93*              78.59               +   1.1              764.9
    1991                 26.80           2.64            0.97              110.73               +  40.9             1077.7
    1992                 26.02           1.42            0.93              117.48               +   6.1             1143.4
    1993                 28.88           1.93            0.86              143.09               +  21.8             1392.7
    1994                 25.05           --              1.04              129.21               -   9.7             1257.6
    1995                 29.43           0.89            0.77              160.61               +  24.3             1563.2
    1996                 31.42           4.15            0.74              198.67               +  23.7             1933.7
    1997                 25.52           7.81            0.67              214.96               +   8.2             2092.3
    1998                 26.36           0.25            0.98              232.59               +   8.2             2263.9
    1999                 27.28           3.54            0.84              280.27               +  20.5             2728.0
2000 (6/30)              25.25           --              0.20              261.49               -   6.7             2545.2
                                       ------          ------                                    ------
     Totals                            $32.71          $21.77                                   +2445.2
---------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
---------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                       CGM MUTUAL FUND
---------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2000
(unaudited)
COMMON STOCKS -- 70.9% OF TOTAL NET ASSETS
                                                                      SHARES        VALUE(a)
                                                                      ------        --------
CONSUMER DURABLES -- 4.2%
    Koninklijke Philips Electronics Sponsored ADR (b) ......         680,000      $ 32,300,000
                                                                                  ------------

ELECTRONIC COMPONENTS -- 11.9%
    Advanced Micro Devices, Inc. (c) .......................         465,000        35,921,250
    Micron Technology, Inc. (c) ............................         626,000        55,127,125
                                                                                  ------------
                                                                                    91,048,375
                                                                                  ------------
METALS AND MINING -- 4.9%
    Inco Limited (c) .......................................       2,430,000        37,361,250
                                                                                  ------------

OFFSHORE DRILLING -- 5.9%
    Global Marine, Inc. (c) ................................         745,000        20,999,688
    Transocean Sedco Forex, Inc. ...........................         455,000        24,314,062
                                                                                  ------------
                                                                                    45,313,750
                                                                                  ------------
OIL - SERVICE -- 2.8%
    BJ Services Company (c) ................................         340,000        21,250,000
                                                                                  ------------

PAPER PRODUCTS/CONSUMER -- 4.3%
    Asia Pulp & Paper Company Ltd. ADR (b)(c)(d) ...........       6,600,000        33,412,500
                                                                                  ------------

PRINTING -- 5.1%
    Aracruz Celulose S.A. ADR (b)(d) .......................       2,014,900        38,912,756
                                                                                  ------------

REAL ESTATE INVESTMENT TRUSTS -- 12.7%
    Boston Properties, Inc. ................................       1,340,000        51,757,500
    Vornado Realty Trust ...................................       1,315,000        45,696,250
                                                                                  ------------
                                                                                    97,453,750
                                                                                  ------------
STEEL -- 13.7%
    Companhia Siderurgica National Sponsored ADR (b)(d) ....       1,937,000        59,683,813
    Pohang Iron & Steel Co., Ltd. Sponsored ADR (b) ........       1,880,000        45,120,000
                                                                                  ------------
                                                                                   104,803,813
                                                                                  ------------
TELEPHONE -- 5.4%
    Telefonos de Mexico, S.A. de C.V. (b) ..................         730,000        41,701,250
                                                                                  ------------
TOTAL COMMON STOCKS (Identified Cost $556,810,674) .........                       543,557,444
                                                                                  ------------

BONDS AND BILLS -- 28.4%
                                                                    FACE
                                                                    AMOUNT          VALUE(a)
                                                                    ------          --------

BANK AND INSURANCE -- 3.6%
    Korea Development Bank, 6.625%, 11/21/03 ...............      $28,850,000     $ 27,738,698
                                                                                  ------------

FINANCE -- 7.1%
    APP Finance VI Mauritius Restricted, 0.00%, 11/18/12
      (Convertible) (d) ....................................      49,133,000         7,431,366
    APP Finance VII Mauritius, 3.50%, 4/30/03
      (Convertible) (d) ....................................      19,795,000        14,351,375
    APP International Finance, 11.75%, 10/01/05 (d) ........      46,750,000        32,725,000
                                                                                  ------------
                                                                                    54,507,741
                                                                                  ------------
INDUSTRIAL -- 3.6%
    CSN Iron S.A., 9.125%, 6/01/07 (d) .....................      14,300,000        11,386,375
    CSN Iron S.A. Restricted, 9.125%, 6/01/07 (d) ..........      20,700,000        16,482,375
                                                                                  ------------
                                                                                    27,868,750
                                                                                  ------------
UNITED STATES TREASURY -- 14.1%
    United States Treasury Bills, 5.395%, 7/27/00 ..........       6,000,000         5,975,820
    United States Treasury Bills, 5.588%, 8/03/00 ..........       5,000,000         4,973,737
    United States Treasury Bills, 5.726%, 9/21/00 ..........      37,000,000        36,532,320
    United States Treasury Bills, 5.749%, 9/28/00 ..........      21,000,000        20,709,780
    United States Treasury Bills, 5.873%, 8/17/00 ..........      40,000,000        39,689,278
                                                                                  ------------
                                                                                   107,880,935
                                                                                  ------------
TOTAL BONDS AND BILLS (Identified Cost $229,577,264) .......                       217,996,124
                                                                                  ------------
SHORT-TERM INVESTMENT -- 1.1%
American Express Credit Corporation, 6.88%, 7/03/00
  (Cost $8,545,000) ........................................       8,545,000         8,545,000
                                                                                  ------------

TOTAL INVESTMENTS -- 100.4% (Identified Cost $794,932,938) (e) .............       770,098,568
    Cash and Receivables ...................................................        12,030,199
    Liabilities ............................................................       (15,298,618)
                                                                                  ------------
TOTAL NET ASSETS -- 100% ...................................................      $766,830,149
                                                                                  ============
(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) Non-income producing security.
(d) The Fund has greater than 10% of its assets at June 30, 2000 invested in Singapore and
    Brazil.
(e) Federal Tax Information: At June 30, 2000, the net unrealized depreciation on investments based on cost of $794,932,938 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ............................      $ 53,008,484
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ............................       (77,842,854)
                                                                                  ------------
    Net unrealized depreciation ............................................      $(24,834,370)
                                                                                  ============

                       See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
  Investments at value (Identified cost -- $794,932,938) ......    $770,098,568
  Cash ........................................................          4,345
  Receivable for:
    Securities sold ............................    $ 9,136,658
    Shares of the Fund sold ....................         16,768
    Dividends and interest (net of withholding
      tax of $34,680) ..........................      2,872,428      12,025,854
                                                    -----------    ------------
                                                                    782,128,767
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased .......................     11,795,470
    Shares of the Fund redeemed ................      2,795,417      14,590,887
                                                    -----------    ------------
  Accrued expenses:
    Management fees ............................        541,673
    Trustees' fees .............................         14,461
    Accounting and Administration ..............          7,417
    Transfer Agent Fees ........................        107,874
    Other expenses .............................         36,306         707,731
                                                    -----------    ------------
                                                                     15,298,618
                                                                   ------------
NET ASSETS ....................................................    $766,830,149
                                                                   ============
  Net Assets consist of:
    Capital paid-in ...........................................    $749,527,178
    Undistributed net investment income .......................       7,374,061
    Accumulated net realized gain .............................      34,763,280
    Unrealized depreciation on investments -- net .............     (24,834,370)
                                                                   ------------
NET ASSETS ....................................................    $766,830,149
                                                                   ============

  Shares of beneficial interest outstanding, no par value .....      30,371,929
                                                                   ============
  Net asset value per share* ..................................          $25.25
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($766,830,149 / 30,371,929).

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $418,110) ...........    $   7,769,317
    Interest .................................................        9,738,909
                                                                  -------------
                                                                     17,508,226
                                                                  -------------
  Expenses
    Management fees ..........................................        3,497,692
    Trustees' fees ...........................................           29,441
    Accounting and Administration ............................           44,500
    Custodian ................................................           73,053
    Transfer agent ...........................................          462,025
    Audit and tax services ...................................           16,750
    Legal ....................................................           51,122
    Printing .................................................           34,719
    Registration .............................................            9,759
    Miscellaneous ............................................            1,692
                                                                  -------------
                                                                      4,220,753
                                                                  -------------
  Net investment income ......................................       13,287,473
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Realized gain on investments -- net ......................       36,094,858
    Unrealized depreciation -- net ...........................     (108,694,156)
                                                                  -------------
    Net loss on investments ..................................      (72,599,298)
                                                                  -------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................    $ (59,311,825)
                                                                  =============

                See accompanying notes to financial statements.

                                        CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                                JUNE 30, 2000      DECEMBER 31,
                                                                 (UNAUDITED)          1999
                                                                -------------     -------------
FROM OPERATIONS
  Net investment income ....................................    $  13,287,473     $  25,539,360
  Net realized gain from investments .......................       36,094,858       103,523,126
  Unrealized appreciation (depreciation) ...................     (108,694,156)       39,442,163
                                                                -------------     -------------
    Change in net assets from operations ...................      (59,311,825)      168,504,649
                                                                -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................       (6,202,970)      (25,779,267)
  From net realized gain on investments ....................                0      (103,806,626)
  In excess of net realized gain on investments ............                0        (1,025,029)
                                                                -------------     -------------
                                                                   (6,202,970)     (130,610,922)
                                                                -------------     -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        9,465,750        23,213,252
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................        5,492,139        23,336,571
    Distributions from net realized gain ...................                0        93,970,504
    Distributions in excess of net realized gains on
      investments ..........................................                0           927,903
                                                                -------------     -------------
                                                                   14,957,889       141,448,230
  Cost of shares redeemed ..................................      (91,541,124)     (211,343,378)
                                                                -------------     -------------
    Change in net assets derived from capital share
      transactions .........................................      (76,583,235)      (69,895,148)
                                                                -------------     -------------
  Total change in net assets ...............................     (142,098,030)      (32,001,421)

NET ASSETS
  Beginning of period ......................................      908,928,179       940,929,600
                                                                -------------     -------------
  End of period (including undistributed net investment
    income of $7,374,061 and $289,558, respectively) .......    $ 766,830,149     $ 908,928,179
                                                                =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          358,948           825,808
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................          221,232           859,719
    Distributions from net realized gain ...................                0         3,461,873
    Distributions in excess of net realized gains on
      investments ..........................................                0            34,184
                                                                -------------     -------------
                                                                      580,180         5,181,584
    Redeemed ...............................................       (3,532,036)       (7,554,102)
                                                                -------------     -------------
    Net change .............................................       (2,951,856)       (2,372,518)
                                                                =============     =============

                        See accompanying notes to financial statements.

                                                        CGM MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                        SIX MONTHS
                                                           ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2000    ------------------------------------------------------
                                                        (UNAUDITED)      1999        1998        1997        1996        1995
                                                       -------------    ------      ------      ------      ------      ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at the beginning of period ...........     $27.28       $26.36      $25.52      $31.42      $29.43      $25.05
                                                           ------       ------      ------      ------      ------      ------

Net investment income ................................       0.43         0.83        1.00        0.66        0.75        0.73
Dividends from net investment income .................      (0.20)       (0.84)      (0.98)      (0.67)      (0.74)      (0.77)
Net realized and unrealized gain (loss)
  on investments .....................................      (2.26)        4.47        1.07        1.92        6.13        5.31
Distribution from net realized gain ..................       --          (3.51)      (0.25)      (7.81)      (4.15)      (0.89)
Distributions in excess of net realized gain on
  investments ........................................       --          (0.03)       --          --          --          --
                                                           ------       ------      ------      ------      ------      ------
Net increase (decrease) in net asset value ...........      (2.03)        0.92        0.84       (5.90)       1.99        4.38
                                                           ------       ------      ------      ------      ------      ------
Net asset value at end of period .....................     $25.25       $27.28      $26.36      $25.52      $31.42      $29.43
                                                           ======       ======      ======      ======      ======      ======

Total Return (%) .....................................       (6.7)        20.5         8.2         8.2        23.7        24.3

Ratios:
Operating expenses to average net assets (%) .........       1.04*        1.02        1.02        0.98        0.87        0.91
Net investment income to average net assets (%) ......       3.27*        2.86        3.56        1.91        2.33        2.55
Portfolio turnover (%) ...............................        191*         200         280         386         192         291
Net assets at end of period (in thousands) ($) .......    766,830      908,928     940,930   1,192,154   1,216,523   1,154,439

* Computed on an annualized basis.

                                        See accompanying notes to financial statements.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated
$654,545,992 and $689,234,811, respectively. Purchases and sales of United States government obligations aggregated $406,969,136 and $425,720,385, respectively.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $3,497,692, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $44,500, for the period ended June 30, 2000, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2000 was $4,170 for the Fund.

CGM
MUTUAL FUND

281st Quarterly Report
June 30, 2000

A No-Load Fund


[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 00                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM American Tax Free Fund returned 1.4% during the second quarter of 2000 compared to the Lehman Municipal Bond Index which rose 1.5% over the same period. For the first half of the year, CGM American Tax Free Fund increased 4.5% as did the Lehman Municipal Bond Index.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Interest rates are not much changed since March 31st of this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy.

The tax exempt bond market essentially tracked the taxable bond market during the second quarter, albeit in a somewhat muted fashion. The municipal market continued to lack institutional buying interest and remained dominated by retail investors. However, we are beginning to see signs of buying interest on the part of insurance companies which may boost the performance of the sector longer term.

CGM American Tax Free Fund is structured somewhat defensively in anticipation of rising inflation. Given the lack of institutional buying interest in long-term tax exempt paper, CGM American Tax Free Fund's intermediate average maturity buoyed performance during periods of market uncertainty and weakness.

CGM American Tax Free Fund holds large positions in the industrial revenue/ pollution control, transportation and housing sectors. The Fund's three largest positions are Hopewell Industrial Development Authority (Stone Container), Howard County Maryland Multi-family Housing Chase Glen Apartments (AvalonBay Properties) and E470 Colorado Public Highway Authority.

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2000
                                                                 THE FUND'S
                                                                  AVERAGE
                                             CGM AMERICAN          ANNUAL
                                            TAX FREE FUND       TOTAL RETURN
                                            -------------       ------------
5 Years .................................       +28.3%             +5.1%
1 Year ..................................       + 1.1              +1.1
3 Months ................................       + 1.4                --

The Fund's average annual total return since inception (November 10, 1993) through June 30, 2000 is +4.2%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 2000. Otherwise, the Fund's total return since inception, and for the five-year, one-year, and three-month periods ended June 30, 2000 would have been lower.

The performance data contained in this report represents past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM AMERICAN TAX FREE FUND
---------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 2000
(unaudited)
MUNICIPAL BONDS -- 97.3% OF TOTAL NET ASSETS

                                                                       FACE
                                                                      AMOUNT        VALUE(a)
                                                                    ----------    -----------
CALIFORNIA -- 6.3%
    California State General Obligation Bonds, 4.50%, 12/01/21 ...  $  500,000    $   423,005
    Los Angeles Regional Airport (United Airlines),
      6.875%, 11/15/12 ...........................................     500,000        514,775
                                                                                  -----------
                                                                                      937,780
                                                                                  -----------

COLORADO -- 7.7%
    Denver City & County Airport, 5.25%, 11/15/23 ................     500,000        463,815
    E470 Public Highway Authority, 5.00%, 9/01/26 ................     750,000        668,760
                                                                                  -----------
                                                                                    1,132,575
                                                                                  -----------

FLORIDA -- 1.8%
    Polk County Industrial Development Authority Revenue Bonds
      (IMC Fertilizer), 7.525%, 1/01/15 ..........................     250,000        260,210
                                                                                  -----------

HAWAII -- 4.1%
    Hawaii State Housing and Community Development,
      6.00%, 7/01/15 .............................................     500,000        507,495
    Honolulu City and County Mortgage Revenue (FHA Insured),
      7.80%, 7/01/24 .............................................      90,000         92,758
                                                                                  -----------
                                                                                      600,253
                                                                                  -----------

ILLINOIS -- 3.5%
    Illinois Student Assistance Loan, 5.75%, 3/01/07 .............     500,000        516,110
                                                                                  -----------

KENTUCKY -- 2.7%
    Kenton County Airport Revenue Bonds (Delta Airlines),
      6.75%, 2/01/02 .............................................     400,000        406,140
                                                                                  -----------

MARYLAND -- 5.4%
    Howard County Multifamily, Chase Glen Apartments (AvalonBay
      Properties), 7.00%, 7/01/24 ................................     750,000        794,168
                                                                                  -----------

MASSACHUSETTS -- 2.5%
    Massachusetts Municipal Wholesale Electric Power Supply
      System, 8.75%, 7/01/18 .....................................     330,000        372,824
                                                                                  -----------

MICHIGAN -- 4.4%
    Michigan State Hospital Finance Authority, 5.50%, 11/15/08 ...     460,000        445,735
    Michigan State Housing Development (Rental Housing Program),
      7.05%, 10/01/12 ............................................     195,000        201,962
                                                                                  -----------
                                                                                      647,697
                                                                                  -----------

NEW JERSEY -- 9.3%
    New Jersey Economic Development Authority, 6.00%, 6/15/10 ....     500,000        537,560
    New Jersey Economic Development Authority, 6.625%, 9/15/12 ...     325,000        327,529
    New Jersey State Housing Series B, 6.05%, 11/01/17 ...........     500,000        509,095
                                                                                  -----------
                                                                                    1,374,184
                                                                                  -----------

NEW YORK -- 20.3%
    New York City Tobacco Amortization, 5.75%, 7/15/15 ...........     500,000        496,515
    New York General Obligation Bonds Series B, 8.25%, 6/01/05 ...     100,000        114,296
    New York General Obligation Bonds Series J, 5.50%, 2/15/26 ...     500,000        470,575
    New York State Dormitory Authority Revenue Bonds
      (City University Facilities), 5.75%, 7/01/13 ...............     250,000        257,617
    New York State Dormitory Authority Revenue Bonds (State
      University Facilities), 5.875%, 5/15/11 ....................     250,000        262,365
    New York State Throughway Authority Service, 5.75%, 4/01/15 ..     500,000        512,840
    Port Authority New York and New Jersey Special Obligation,
      9.125%, 12/01/15 ...........................................     395,000        408,572
    United Nations Development Corporation, 6.25%, 7/01/26 .......     450,000        477,958
                                                                                  -----------
                                                                                    3,000,738
                                                                                  -----------

PENNSYLVANIA -- 3.7%
    Philadelphia Water and Waste, 6.25%, 8/01/11 .................     500,000        545,500
                                                                                  -----------

SOUTH CAROLINA -- 6.4%
    Georgetown County Pollution Control (International Paper),
      5.125%, 2/01/12 ............................................     500,000        469,070
    South Carolina Transportation Infrastructure,
      5.375%, 10/01/24 ...........................................     500,000        471,860
                                                                                  -----------
                                                                                      940,930
                                                                                  -----------

TEXAS -- 7.8%
    Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines, Inc. Project), 7.00%, 12/01/11 ...........     250,000        263,855
    Bexar County Health Facilities, 5.375%, 11/15/22 .............     500,000        466,420
    Houston Independent School District, 4.75%, 2/15/22 ..........     500,000        427,475
                                                                                  -----------
                                                                                    1,157,750
                                                                                  -----------

VIRGINIA -- 11.4%
    Hopewell Industrial Development Authority (Stone Container),
      8.25%, 6/01/16 .............................................   1,600,000      1,680,800
                                                                                  -----------
TOTAL MUNICIPAL BONDS (Identified Cost $14,567,643) ..........................     14,367,659
                                                                                  -----------
SHORT-TERM INVESTMENT -- 1.3%
    American Express Credit Corporation, 6.88%, 7/03/00
      (Cost $190,000) ............................................     190,000        190,000
                                                                                  -----------
TOTAL INVESTMENTS -- 98.6% (Identified Cost $14,757,643)(b) ..................     14,557,659
    Cash and Receivables .....................................................        244,655
    Liabilities ..............................................................        (33,556)
                                                                                  -----------
TOTAL NET ASSETS -- 100.0% ...................................................    $14,768,758
                                                                                  ===========
(a) See Note 1A.
(b) Federal Tax Information: At June 30, 2000 the net unrealized depreciation on investments based on cost of $14,757,643 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost ..............................    $   145,226
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value ..............................       (345,210)
                                                                                  -----------
Net unrealized depreciation ..................................................    $  (199,984)
                                                                                  ===========

                       See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $14,757,643) ......................................     $14,557,659
  Cash ........................................................           1,129
  Receivable for:
    Interest ..................................................         243,526
                                                                    -----------
                                                                     14,802,314
                                                                    -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ....................    $ 1,200
    Expense advance from adviser ...................     32,356          33,556
                                                        -------     -----------
NET ASSETS ....................................................     $14,768,758
                                                                    ===========
  Net Assets consist of:
    Capital paid-in ...........................................     $16,722,174
    Undistributed net investment
      income ..................................................          76,744
    Accumulated net realized loss .............................      (1,830,176)
    Unrealized depreciation on investments -- net .............        (199,984)
                                                                    -----------

NET ASSETS ....................................................     $14,768,758
                                                                    ===========
  Shares of beneficial interest outstanding, no par value .....       1,661,256
                                                                    ===========
  Net asset value per share* ..................................           $8.89
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($14,768,758 / 1,661,256).

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
  Income
    Interest .................................................       $ 456,419
                                                                     ---------
  Expenses
    Management fees ..........................................          44,138
    Trustees' fees ...........................................           8,990
    Accounting and Administration ............................           1,750
    Custodian ................................................          25,850
    Transfer agent ...........................................          13,150
    Audit and tax services ...................................           9,750
    Legal ....................................................             670
    Printing .................................................           6,677
    Registration .............................................           7,980
    Miscellaneous ............................................             425
                                                                     ---------
                                                                       119,380
    Less expenses assumed by the investment adviser ..........        (119,380)
                                                                     ---------
    Net expenses .............................................               0
                                                                     ---------
    Net investment income ....................................         456,419
                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Realized loss on investments -- net ........................        (126,575)
  Unrealized appreciation -- net .............................         316,327
                                                                     ---------
  Net gain on investments ....................................         189,752
                                                                     ---------
NET CHANGE IN ASSETS FROM OPERATIONS .........................       $ 646,171
                                                                     =========

                See accompanying notes to financial statements.

                                 CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                               JUNE 30, 2000    DECEMBER 31,
                                                                (UNAUDITED)         1999
                                                              ----------------  -----------
FROM OPERATIONS
  Net investment income ....................................    $   456,419     $   980,333
  Net realized loss from investments .......................       (126,575)       (818,812)
  Unrealized appreciation (depreciation) ...................        316,327      (1,067,104)
                                                                -----------     -----------
    Change in net assets from operations ...................        646,171        (905,583)
                                                                -----------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (380,433)       (981,050)
                                                                -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        477,619       2,645,611
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................        243,811         623,166
                                                                -----------     -----------
                                                                    721,430       3,268,777
  Cost of shares redeemed ..................................     (1,217,291)     (4,089,411)
                                                                -----------     -----------
    Change in net assets derived from capital share
      transactions .........................................       (495,861)       (820,634)
                                                                -----------     -----------
  Total change in net assets ...............................       (230,123)     (2,707,267)

NET ASSETS
  Beginning of period ......................................     14,998,881      17,706,148
                                                                -----------     -----------
  End of period (including undistributed net investment
    income of $76,744 and $758, respectively) ..............    $14,768,758     $14,998,881
                                                                ===========     ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................         54,790         280,881
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................         27,876          67,382
                                                                -----------     -----------
                                                                     82,666         348,263
    Redeemed ...............................................       (139,529)       (443,346)
                                                                -----------     -----------
    Net change .............................................        (56,863)        (95,083)
                                                                ===========     ===========

                      See accompanying notes to financial statements.

                                                  CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                         FOR THE
                                                        SIX MONTHS
                                                           ENDED                       YEAR ENDED DECEMBER 31,
                                                       JUNE 30, 2000    ------------------------------------------------------
                                                        (UNAUDITED)      1999        1998        1997        1996        1995
                                                       -------------    ------      ------      ------      ------      ------
For a share of the Fund outstanding throughout
  each period:
Net asset value at the beginning of period ...........     $ 8.73       $ 9.77      $ 9.70      $ 9.46      $ 9.77      $ 8.83
                                                           ------       ------      ------      ------      ------      ------
Net investment income (a) ............................       0.27         0.54        0.55        0.58        0.58        0.61
Dividends from net investment income .................      (0.23)       (0.54)      (0.55)      (0.58)      (0.58)      (0.61)
Net realized and unrealized gain (loss)
  on investments .....................................       0.12        (1.04)       0.07        0.24       (0.31)       0.94
                                                           ------       ------      ------      ------      ------      ------
Net increase (decrease) in net asset value ...........       0.16        (1.04)       0.07        0.24       (0.31)       0.94
                                                           ------       ------      ------      ------      ------      ------
Net asset value at end of period .....................     $ 8.89       $ 8.73      $ 9.77      $ 9.70      $ 9.46      $ 9.77
                                                           ======       ======      ======      ======      ======      ======

Total Return (%) (b) .................................        4.5         (5.3)        6.5         9.0         2.9        18.0

Ratios:
Operating expenses to average net assets (%) .........          0            0           0           0           0           0
Operating expenses to average net assets before
  waiver (%) .........................................       1.62*        1.76        1.69        2.04        2.14        2.59
Net investment income to average net assets (%) ......       6.20*        5.76        5.63        6.11        6.10        6.50
Portfolio turnover (%) ...............................         32*          53          37         140         107         125

Net assets at end of period (in thousands) ($) .......     14,769       14,999      17,706      14,443      12,430      11,855

(a) Net of fees waived and reimbursed amounted to ....     $ 0.07       $ 0.17      $ 0.16      $ 0.19      $ 0.20      $ 0.24
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
 *  Computed on an annualized basis.

                                        See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is accrued daily and includes accretion of discount and amortization of premium. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002, $224,953 expiring in 2004, and $818,812 expiring in 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at June 30, 2000 invested in New York and Virginia. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,315,163 and $2,670,505, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $44,138 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee for the period ended June 30, 2000. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2000 these expenses amounted to $1,750 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM for the period ended June 30, 2000.
        See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2000 was $80 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended June 30, 2000, CGM waived its entire management fee of $44,138, the entire Accounting and Administration expense of $1,750 and assumed other Fund expenses of $73,492.

CGM
AMERICAN
TAX FREE FUND

27th Quarterly Report
June 30, 2000

A No-Load Fund


[Logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

---------------------------------
TELEPHONE NUMBERS

For information about:
[]  Account Procedures and Status

[]  Redemptions

[]  Exchanges

    Call 800-343-5678

[]  New Account Procedures

[]  Prospectuses

[]  Performance

    Call 800-345-4048

---------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
---------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR2 00                                                      Printed in U.S.A.

To our Shareholders:
--------------------------------------------------------------------------------

CGM Realty Fund increased 13.5% during the second quarter of 2000 compared to a return of 10.5% for the National Association of Real Estate Investment Trusts' Equity REIT Index over the same period. For the first six months of the year, CGM Realty Fund returned 15.6% compared to a return of 13.2% for the NAREIT Equity REIT Index.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Aside from looming questions about the economy, the equity market seems to be operating on a healthier footing now than in early March when speculative excesses were so prevalent in technology issues. The NASDAQ Composite Index fell -37% from March 10th to May 23rd of this year and despite some recovery, is still down -23% from its high. The excitement over "new economy" companies has dissipated in the shadow of a growing number of dot-com bankruptcies. Instead, investor attention is reverting to "old economy" companies and also to real estate investment trusts, which may indicate a broadening market.

Interest rates are not much changed since March 31st of this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy. Though equity investors would presumably welcome a modest economic slowdown, we believe most attention will be focused on individual issues rather than on any large market moves.

The REIT industry enjoyed significant appreciation during the second quarter of 2000, finally reflecting the continued strong growth in cash flows generated by rising occupancy rates and rents in many property types and geographic markets. Rising off a depressed base, REITs outperformed the S&P 500 for the first half of the year providing an attractive alternative for investors disillusioned by the technology shakeout earlier in the spring. Looking forward, we believe many REITs are still undervalued at current levels providing the potential for future appreciation.

CGM Realty Fund's largest sector concentrations are in office and industrial REITs and apartment REITs. The Fund's three largest holdings are SL Green Realty Corporation, Apartment Investment and Management Company and Home Properties New York, Inc.

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2000

                                                   THE FUND'S
                                      CGM           AVERAGE
                                     REALTY          ANNUAL
                                      FUND        TOTAL RETURN
                                    --------     --------------
5 years .........................    +94.5%          +14.2%
1 Year ..........................    + 6.0           + 6.0
3 Months ........................    +13.5             --

The Fund's average annual total return since inception (May 13, 1994) through June 30, 2000 is +12.4%. The adviser had limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 2000 would have been lower.

The performance data contained in this report represents past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2000
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 98.8% OF TOTAL NET ASSETS

                                                     SHARES          VALUE(a)
                                                     ------          --------
APARTMENTS -- 29.1%
Apartment Investment and Management Company ......    750,000     $  32,437,500
AvalonBay Communities, Inc. ......................    570,000        23,797,500
BRE Properties, Inc. .............................    810,000        23,388,750
Essex Property Trust, Inc. .......................    580,000        24,360,000
Grove Property Trust .............................    270,000         4,387,500
Home Properties New York, Inc. ...................  1,030,000        30,900,000
                                                                  -------------
                                                                    139,271,250
                                                                  -------------
HOTELS -- 8.3%
Lasalle Hotel Properties .........................  1,165,000        16,746,875
Legacy Hotels Real Estate Units ..................  3,815,000        22,812,669
                                                                  -------------
                                                                     39,559,544
                                                                  -------------
OFFICE AND INDUSTRIAL -- 56.8%
Alexandria Real Estate Equity ....................    649,900        22,299,694
Arden Realty, Inc. ...............................    270,000         6,345,000
Bedford Property Investors, Inc. .................  1,300,000        24,131,250
Boston Properties, Inc. ..........................    558,500        21,572,063
Brandywine Realty Trust ..........................  1,036,500        19,823,062
CarrAmerica Realty Corporation ...................    880,000        23,320,000
Great Lakes REIT .................................    259,000         4,403,000
Kilroy Realty Corporation ........................    515,000        13,357,812
Liberty Property Trust ...........................    896,000        23,240,000
Mission West Properties, Inc. ....................  1,356,500        14,243,250
Prentiss Properties Trust ........................    723,500        17,364,000
SL Green Realty Corporation ......................  1,319,000        35,283,250
Spieker Properties, Inc. .........................    506,000        23,276,000
Vornado Realty Trust .............................    665,000        23,108,750
                                                                  -------------
                                                                    271,767,131
                                                                  -------------
RETAIL -- 4.6%
Chelsea GCA Realty, Inc. .........................    633,000        21,878,063
                                                                  -------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (Identified Cost $430,035,778) .................                  472,475,988
                                                                  -------------


                                                    FACE
SHORT-TERM INVESTMENT -- 1.5%                       AMOUNT

    American Express Credit Corporation,
      6.88%, 7/03/00 (Cost $7,175,000) .........  $7,175,000      $  7,175,000
                                                                  ------------

TOTAL INVESTMENTS -- 100.3%
   (Identified Cost $437,210,778)(b) .......................       479,650,988
    Cash, receivables and other assets .....................        12,257,933
    Liabilities ............................................       (13,747,775)
                                                                  ------------
TOTAL NET ASSETS -- 100.0% .................................      $478,161,146
                                                                  ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 2000 the net
    unrealized appreciation on investments based on cost of
    $437,210,778 for Federal income tax purposes was as
    follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost .............................................     $  51,188,481
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value ...        (8,748,271)
                                                                  ------------
    Net unrealized appreciation ............................     $  42,440,210
                                                                 =============

                See accompanying notes to financial statements.

                                 CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
 Investments at value (Identified Cost -- $437,210,778) .....      $479,650,988
 Cash .......................................................             3,146
 Receivable for:
  Securities sold ............................   $  5,676,967
  Shares of the Fund sold ....................      1,493,472
  Dividends and interest (net of withholding
    of $96,423) ..............................      5,084,348        12,254,787
                                                 ------------      ------------
                                                                    491,908,921
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased .......................     12,492,082
  Shares of the Fund redeemed ................        788,711        13,280,793
                                                 ------------
 Accrued expenses:
  Management fees ............................        319,828
  Trustees' fees .............................          8,619
  Accounting and Administration ..............          3,544
  Transfer Agent fees ........................         89,524
  Other expenses .............................         45,467           466,982
                                                 ------------      ------------
                                                                     13,747,775
                                                                   ------------
NET ASSETS ..................................................      $478,161,146
                                                                   ============
 Net Assets consist of:
  Capital paid-in ...........................................      $540,779,277
  Undistributed net investment income .......................         6,471,620
  Accumulated net realized loss .............................      (111,531,326)
  Unrealized appreciation on investments and foreign
   currency -- net ..........................................        42,441,575
                                                                   ------------
NET ASSETS ..................................................      $478,161,146
                                                                   ============
 Shares of beneficial interest outstanding, no par value  ...        37,868,943
                                                                   ============
 Net asset value per share* .................................            $12.63
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($478,161,146 /  37,868,943).

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
 Income:
  Dividends (net of withholding tax of $186,863) ......      $14,465,825
  Interest ............................................           81,756
                                                             -----------
                                                              14,547,581
                                                             -----------
 Expenses:
  Management fees .....................................        1,724,572
  Trustees' fees ......................................           17,757
  Accounting and Administration .......................           21,250
  Custodian ...........................................           59,900
  Transfer agent ......................................          225,883
  Audit and tax services ..............................           11,375
  Legal ...............................................           31,227
  Printing ............................................           14,516
  Registration ........................................           12,042
  Line of Credit commitment fee .......................           10,167
  Miscellaneous .......................................            2,605
                                                             -----------
                                                               2,131,294
                                                             -----------
 Net investment income ................................       12,416,287
                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
  Realized loss on investments and foreign currency
   transactions -- net ................................       (9,647,718)
  Unrealized appreciation -- net ......................       60,964,492
                                                             -----------

  Net gain on investments and foreign currency
   transactions .......................................       51,316,774
                                                             -----------

NET CHANGE IN ASSETS FROM OPERATIONS ..................      $63,733,061
                                                             ===========

                See accompanying notes to financial statements.

                                      CGM REALTY FUND
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED           YEAR ENDED
                                                               JUNE 30, 2000      DECEMBER 31,
                                                                (UNAUDITED)           1999
                                                               ------------        ------------
FROM OPERATIONS
  Net investment income ................................       $ 12,416,287        $ 21,586,757
  Net realized loss from investments ...................         (9,647,718)        (45,412,260)
  Unrealized appreciation ..............................         60,964,492          30,550,000
                                                               ------------        ------------
    Change in net assets from operations ...............         63,733,061           6,724,497
                                                               ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................         (5,944,667)        (21,590,268)
  Tax return of capital ................................          --                 (5,419,920)
                                                               ------------        ------------
                                                                 (5,944,667)        (27,010,188)
                                                               ------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................        109,733,751         114,813,735
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............          5,124,238          18,377,972
    Tax return of capital ..............................          --                  4,617,260
                                                               ------------        ------------
                                                                114,857,989         137,808,967
  Cost of shares redeemed ..............................        (66,314,812)       (164,595,173)
                                                               ------------        ------------
    Change in net assets derived from capital share
      transactions .....................................         48,543,177         (26,786,206)
                                                               ------------        ------------
  Total change in net assets ...........................        106,331,571         (47,071,897)

NET ASSETS
  Beginning of period ..................................        371,829,575         418,901,472
                                                               ------------        ------------

  End of period (including undistributed net investment
    income of $6,471,620 and $0, respectively) .........       $478,161,146        $371,829,575
                                                               ============        ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................          9,689,935           9,813,829
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............            438,719           1,619,271
    Distributions from tax return of capital ...........          --                    406,824
                                                               ------------        ------------
                                                                 10,128,654          11,839,924
    Redeemed ...........................................         (5,812,322)        (14,444,831)
                                                               ------------        ------------
    Net change .........................................          4,316,332          (2,604,907)
                                                               ============        ============

                See accompanying notes to financial statements.

                                                    CGM REALTY FUND
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS
                                                  ENDED                         FOR THE YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2000     ---------------------------------------------------------------
                                               (UNAUDITED)       1999           1998          1997          1996          1995
                                              -------------     ------         ------        ------        ------        ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ................................      $11.08           $11.59         $15.60        $14.50        $10.89        $ 9.71
                                               ------           ------         ------        ------        ------        ------
Net investment income (a) ...............        0.33             0.65           0.59          0.64          0.52          0.54
Dividends from net investment income            (0.16)           (0.65)         (0.59)        (0.64)        (0.52)        (0.54)
Distributions from net realized gain ....       --               --             --            (2.03)        (0.41)        --
Distributions from tax return of capital        --               (0.16)         (0.16)        (0.04)        --            (0.14)
Distributions in excess of net investment
  income ................................       --               --             --            --            (0.12)        --
                                               ------           ------         ------        ------        ------        ------
Total Distributions .....................       (0.16)           (0.81)         (0.75)        (2.71)        (1.05)        (0.68)
                                               ------           ------         ------        ------        ------        ------
Net realized and unrealized gain (loss)
  on investments ........................        1.38            (0.35)         (3.85)         3.17          4.14          1.32
                                               ------           ------         ------        ------        ------        ------

Net increase (decrease) in net asset
  value .................................        1.55            (0.51)         (4.01)         1.10          3.61          1.18
                                               ------           ------         ------        ------        ------        ------
Net asset value at end of period ........      $12.63           $11.08         $11.59        $15.60        $14.50        $10.89
                                               ======           ======         ======        ======        ======        ======
Total Return (%) ........................        15.6              2.6          (21.2)         26.7(b)       44.1(b)       19.8(b)

Ratios:
Operating expenses to average net
  assets (%) ............................        1.05*            1.06           1.04          1.00          1.00          1.00
Operating expenses to average net
  assets before expense limitation (%)         N/A              N/A             N/A            1.07          1.25          1.68
Net income to average net assets (%)             6.12*            5.50           4.35          4.48          4.97          5.51
Portfolio turnover (%) ..................          61*              49             86           128            57            85

Net assets at end of period
  (in thousands) ($) ....................     478,161          371,830        418,901       489,449       161,727        47,694

(a) Net of reimbursement which amounted
    to ..................................      N/A              N/A             N/A          $ 0.01        $ 0.02        $ 0.07
(b) The total return would have been lower had certain expenses not been reduced during the period.
 *  Computed on an annualized basis.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carry- overs available to offset future realized gains of $53,821,768 expiring in the year 2006 and $44,792,972 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

F. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $179,190,037 and $123,259,043, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $1,724,572, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2000 these expenses amounted to $21,250 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the six month period ended June 30, 2000 was $1,833 for the Fund.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2000.

CGM
REALTY FUND

25th Quarterly Report
June 30, 2000

A No-Load Fund

          Investment Adviser
[logo]    CAPITAL GROWTH MANAGEMENT
          Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 00                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Focus Fund increased 8.4% during the second quarter of 2000 compared to the Standard and Poor's 500 Index which lost -2.7%. For the first six months of the year, CGM Focus Fund rose 6.8% and the S&P 500 lost -0.4%.

Are the six interest rate hikes voted by the Federal Reserve Board since June 1999 sufficient to cool off a red-hot economy? At its meeting on June 28, 2000, the Fed decided no further rate increases were necessary in light of some slowing in consumer spending, a decrease in housing starts and a decline in consumer confidence. However, the economic data is anything but clear cut: new orders for durable goods dropped sharply in April but rebounded in a big way in May. The Fed has seven weeks to monitor economic data and then decide if additional rate increases are needed to achieve the desired slowing without toppling the economy into recession. In the meantime, the effort to cool the economy is getting some help from rising energy costs, in particular gasoline prices which can act somewhat like a rate hike or tax increase siphoning off funds that could be spent elsewhere.

Aside from looming questions about the economy, the equity market seems to be operating on a healthier footing now than in early March when speculative excesses were so prevalent in technology issues. The NASDAQ Composite Index fell -37% from March 10th to May 23rd of this year and despite some recovery, is still down -23% from its high. The excitement over "new economy" companies has dissipated in the shadow of a growing number of dot-com bankruptcies. Instead, investor attention is reverting to "old economy" companies and also to real estate investment trusts, which may indicate a broadening market.

Interest rates are not much changed since March 31st of this year with U.S. Treasury Bills yielding about 5.65% and the Ten-year Treasury bond selling to yield about 6.10% at June 30. The Ten-year Treasury bond will be closely watched by investors to gauge the bond market's perception of economic strength as a clue to future Fed policy. Though equity investors would presumably welcome a modest economic slowdown, we believe most attention will be focused on individual issues rather than on any large market moves.

The CGM Focus Fund portfolio is 42% invested in securities sold short. The three largest short positions are Amazon.com, Inc., Global Crossing Ltd., and Level 3 Communications, Inc. The Fund's three largest holdings (excluding short positions) are Micron Technology, Inc., Tubos de Acero de Mexico, S.A. ADRs and Dataram Corporation.

I would also like to report on June 16, 2000 a French financial-services company, Caisse des Depots Group, agreed to purchase Nvest Companies L.P. who holds a passive limited partnership interest in Capital Growth Management. This transaction will not affect the management of Capital Growth Management or the CGM Funds.

                                             /s/ Robert L. Kemp

                                                 Robert L. Kemp
                                                 President

July 5, 2000

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
------------------------------------------------------
Total Return for Periods Ended June 30, 2000

                                            CGM FOCUS
                                               FUND
                                            ----------
1 Year ..................................      +6.6%
6 Months ................................      +6.8
3 Months ................................      +8.4

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2000 is +4.2%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 2000. Otherwise, the Fund's total return since inception, and for the one-year, six-month, and three-month periods ended June 30, 2000, would have been lower.

The performance data contained in this report represents past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                     CGM FOCUS FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2000
(unaudited)

COMMON STOCKS -- 87.2% OF TOTAL NET ASSETS

                                                                      SHARES         VALUE(a)
                                                                     --------     ------------
CONSUMER DURABLES -- 5.1%
Koninklijke Philips Electronics Sponsored ADR (b) ..............       60,000     $  2,850,000
                                                                                  ------------
ELECTRONIC AND COMMUNICATION EQUIPMENT -- 6.2%
Dataram Corporation (c) ........................................      120,000        3,450,000
                                                                                  ------------
ELECTRONIC COMPONENTS -- 11.8%
Advanced Micro Devices, Inc. (c)(d) ............................       34,000        2,626,500
Micron Technology, Inc. (c)(d) .................................       45,000        3,962,813
                                                                                  ------------
                                                                                     6,589,313
                                                                                  ------------
HOUSING -- 3.4%
William Lyon Homes (c) .........................................      288,300        1,909,988
                                                                                  ------------
LEISURE -- 1.6%
Station Casinos, Inc. (c) ......................................       35,000          875,000
                                                                                  ------------
METALS AND MINING -- 4.1%
Inco Limited (c) ...............................................      150,000        2,306,250
                                                                                  ------------
OIL -- INDEPENDENT PRODUCTION -- 19.5%
Anadarko Petroleum Corp. .......................................       40,000        1,972,500
Apache Corporation .............................................       50,000        2,940,625
Devon Energy Corporation .......................................       50,000        2,809,375
EOG Resources, Inc. ............................................       95,000        3,182,500
                                                                                  ------------
                                                                                    10,905,000
                                                                                  ------------
OIL -- SERVICE -- 6.6%
Tubos de Acero de Mexico, S.A. ADR (b)(e) ......................      264,000        3,663,000
                                                                                  ------------
PAPER PRODUCTS/CONSUMER -- 4.4%
Asia Pulp & Paper Ltd. Sponsored ADR (b)(c) ....................      488,000        2,470,500
                                                                                  ------------
STEEL -- 14.7%
Companhia Siderurgica National Sponsored ADR (b)(d) ............       85,000        2,619,062
Ispat International N.V. ADR (b) ...............................      281,500        2,674,250
Pohang Iron & Steel Co., Ltd. Sponsored ADR (b)(d) .............      120,000        2,880,000
                                                                                  ------------
                                                                                     8,173,312
                                                                                  ------------
TELEPHONE -- 5.1%
Telefonos de Mexico, S.A. de C.V. (b)(e) .......................       50,000        2,856,250
                                                                                  ------------
TEXTILE AND APPAREL -- 4.7%
Timberland Company (c) .........................................       37,000        2,620,062
                                                                                  ------------
   TOTAL COMMON STOCKS (Identified Cost $46,834,932) ........................       48,668,675
                                                                                  ------------
COMMON STOCK WARRANTS -- 0.0%
Asia Pulp & Paper Company Ltd., Exp. 7/27/00
  (Identified Cost $512,400) (c) ...............................      146,400         $  2,288
                                                                                  ------------
SHORT-TERM INVESTMENT -- 0.9%
                                                                     FACE
                                                                    AMOUNT
American Express Credit Corporation, 6.88%, 7/03/00 (Cost
  $480,000) ....................................................     $480,000          480,000
                                                                                  ------------
TOTAL INVESTMENTS -- 88.1% (Identified Cost $47,827,332) (f) ................       49,150,963
   Cash, receivables and other assets .......................................       32,471,841
   Liabilities ..............................................................      (25,809,667)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% ..................................................     $ 55,813,137
                                                                                  ============
SECURITIES SOLD SHORT -- 42.2% (PROCEEDS $28,936,053)
                                                                    SHARES
Amazon.com, Inc. ...............................................      240,000     $  8,715,000
Commerce One, Inc. .............................................       25,000        1,134,375
EchoStar Communications Corporation ............................       40,000        1,324,375
Global Crossing Ltd. ...........................................      150,000        3,946,875
Level 3 Communications, Inc. ...................................       28,000        2,464,000
Nextlink Communications, Inc. ..................................       50,000        1,896,875
Teligent, Inc. .................................................       80,000        1,890,000
VerticalNet, Inc. ..............................................       30,000        1,108,125
Winstar Communications, Inc. ...................................       32,500        1,100,938
                                                                                  ------------
                                                                                  $ 23,580,563
                                                                                  ------------

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 1F).
(e) The Fund has greater than 10% of its net assets at June 30, 2000 invested in ADRs from Mexico.
(f) Federal Tax Information: At June 30, 2000 the net unrealized appreciation on investments based on cost of $47,827,332 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ...................................     $  5,941,911
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ...................................       (4,618,280)
                                                                                  ------------
    Net unrealized appreciation .............................................     $  1,323,631
                                                                                  ============

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2000
(unaudited)

ASSETS
 Investments at value (Identified cost -- $47,827,332) .....     $  49,150,963
 Cash ......................................................               830
 Restricted cash ...........................................        29,605,854
                                                                 -------------
 Receivable for:
  Securities sold .........................      $ 2,762,395
  Shares of the Fund sold .................            3,440
  Dividends and interest (net of
    withholding tax of $2,421) ............           48,550
  Foreign tax reclaim .....................           11,333         2,825,718
                                                                 -------------
 Unamortized organizational expenses .......................            39,439
                                                                 -------------
                                                                    81,622,804
                                                                 -------------
LIABILITIES
 Securities sold short at current market
   value (Proceeds $28,936,053) ...........       23,580,563
 Payable for:
  Securities purchased ....................        1,963,581
  Shares of the Fund redeemed .............          164,650        25,708,794
                                                 -----------     -------------
 Accrued expenses:
  Management fees .........................           27,276
  Trustees' fees ..........................            4,994
  Accounting and Administrative fees ......            1,000
  Transfer Agent Fees .....................           27,212
  Other expenses ..........................           40,391           100,873
                                                 -----------     -------------
                                                                    25,809,667
                                                                 -------------
NET ASSETS .................................................     $  55,813,137
                                                                 =============
 Net Assets consist of:
  Capital paid-in ..........................................     $  63,260,194
  Undistributed net investment income ......................           502,708
  Accumulated net realized loss ............................       (14,628,885)
  Unrealized appreciation on investments -- net ............         6,679,120
                                                                 -------------
NET ASSETS .................................................     $  55,813,137
                                                                 =============
 Shares of beneficial interest outstanding, no par value ...         4,979,902
                                                                 =============
 Net asset value per share* ................................            $11.21
                                                                 =============

* Shares of the Fund are sold and redeemed at net asset value
  ($55,813,137 / 4,979,902).

                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $51,199) .............    $     367,890
  Interest ..................................................          470,860
                                                                 -------------
                                                                       838,750
                                                                 -------------
 Expenses
  Management fees ...........................................          279,035
  Trustees' fees ............................................           10,500
  Accounting and Administration .............................            6,000
  Custodian .................................................           31,930
  Transfer agent ............................................           87,800
  Audit and tax services ....................................           16,630
  Legal .....................................................            3,940
  Printing ..................................................           11,380
  Registration ..............................................           12,145
  Amortization of organization expense ......................            9,053
  Line of credit commitment fee .............................           12,639
  Dividend expense on short sales ...........................            1,200
  Miscellaneous .............................................              960
                                                                 -------------
                                                                       483,212
 Less expenses assumed by the investment adviser ............         (147,170)
                                                                 -------------
 Net expenses ...............................................          336,042
                                                                 -------------
 Net investment income ......................................          502,708
                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized gain on investments -- net ........................        8,374,367
 Unrealized depreciation -- net .............................       (6,192,628)
                                                                 -------------
 Net gain on investments ....................................        2,181,739
                                                                 -------------
NET CHANGE IN ASSETS FROM OPERATIONS ........................    $   2,684,447
                                                                 =============

                See accompanying notes to financial statements.

                                        CGM FOCUS FUND
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                   JUNE 30, 2000    DECEMBER 31,
                                                                    (UNAUDITED)         1999
                                                                   -------------    -------------
FROM OPERATIONS
  Net investment income ........................................   $     502,708    $     185,736
  Net realized gain from investments ...........................       8,374,367          374,370
  Unrealized appreciation (depreciation) .......................      (6,192,628)       3,966,292
                                                                   -------------    -------------
    Change in net assets from operations .......................       2,684,447        4,526,398
                                                                   -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ........................................            --           (198,376)
                                                                   -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .................................       2,276,170        7,202,078
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .......................            --            186,419
                                                                   -------------    -------------
                                                                       2,276,170        7,388,497
  Cost of shares redeemed ......................................     (18,023,262)     (53,164,412)
                                                                   -------------    -------------
    Change in net assets derived from capital share transactions     (15,747,092)     (45,775,915)
                                                                   -------------    -------------
  Total change in net assets ...................................     (13,062,645)     (41,447,893)

NET ASSETS
  Beginning of period ..........................................      68,875,782      110,323,675
                                                                   -------------    -------------
  End of period (including undistributed net investment
    income of $502,708 and $0, respectively) ...................   $  55,813,137    $  68,875,782
                                                                   =============    =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...................................         222,402          751,376
  Issued in connection with reinvestment of:
    Dividends from net investment income .......................            --             18,082
                                                                   -------------    -------------
                                                                         222,402          769,458
  Redeemed .....................................................      (1,803,202)      (5,571,495)
                                                                   -------------    -------------
  Net change ...................................................      (1,580,800)      (4,802,037)
                                                                   =============    =============

                                         See accompanying notes to financial statements.

                                                       CGM FOCUS FUND
--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                                                                                  FOR THE PERIOD
                                                                                                                   SEPTEMBER 3,
                                               SIX MONTHS                                                            1997(a)
                                                  ENDED                 YEAR ENDED DECEMBER 31,                      THROUGH
                                              JUNE 30, 2000        ---------------------------------               DECEMBER 31,
                                               (UNAUDITED)               1999                    1998                  1997
                                              -------------             ------                  ------            --------------
For a share of the Fund outstanding
  throughout the period:
Net asset value at the beginning of period       $10.50                 $ 9.71                  $ 9.38                $10.00
                                                 ------                 ------                  ------                ------
Net investment income (loss) (b) ..........        0.10                   0.03                   (0.07)(c)             (0.02)(c)
Dividends from net investment income ......         --                   (0.03)                    --                    --
Net realized and unrealized gain (loss) on
  investments                                      0.61                   0.79                    0.40(d)              (0.60)
                                                 ------                 ------                  ------                ------
Net increase (decrease) in net asset value         0.71                   0.79                    0.33                 (0.62)
                                                 ------                 ------                  ------                ------
Net asset value at end of period ..........      $11.21                 $10.50                  $ 9.71                $ 9.38
                                                 ======                 ======                  ======                ======
Total Return (%) (e) ......................         6.8                    8.5                     3.5                 (6.20)(f)
Ratios:
Operating expenses to average net assets(%)        1.20(g)(h)             1.21(h)                 1.20                  1.20(g)
Operating expenses to average net assets
  before expense limitation (%) ...........        1.73(g)                1.55                    1.40                  1.63(g)
Net income (loss) to average net assets (%)        1.80(g)                0.23                   (0.65)                (0.83)(g)
Portfolio turnover (%) ....................         525(g)                 288                     340                   330(g)
Net assets at end of period (in thousands)($)    55,813                 68,876                 110,324                98,786

(a)  Commencement of operations.
(b)  Net of reimbursement which amounted to      $ 0.03                 $ 0.04                  $ 0.02                $ 0.01
(c)  Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d)  The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e)  The total return would have been lower had certain expenses not been reduced during the period.
(f)  Not computed on an annualized basis.
(g)  Computed on an annualized basis.
(h)  Includes the dividend expense on short sales which are excluded from the voluntary expense limitation of 1.20%. See note 4.

                                         See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2000
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are six CGM funds (CGM Funds). The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1999 there were capital loss carryovers available to offset future realized gains of $13,022,258 expiring in the year 2005, $8,539,209 expiring in the year 2006, and $1,052,753 expiring in the year 2007.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At June 30, 2000 the market value of securities and cash segregated to cover short positions was $8,611,174 and $29,605,854, respectively. Securities sold short at June 30, 2000 and their related market values are set forth in the schedule of investments.

G. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2000, purchases and sales of securities other than United States government obligations and short-term investments aggregated $215,752,890 and $255,684,600, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 2000, the Fund incurred management fees of $279,035, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 2000 these expenses amounted to $6,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the six CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $3,000 per trustee plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets on the CGM Funds, which for the six month period ended June 30, 2000 was $383 for the Fund.

4. EXPENSE LIMITATION -- Until December 31, 2000 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense incurred on short sales. For the period ended June 30, 2000, CGM waived $147,170 of its management fee. The Fund incurred operating expenses of $334,842, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2000.

CGM
FOCUS FUND

11th Quarterly Report
June 30, 2000

A No-Load Fund

          Investment Adviser
[logo]    CAPITAL GROWTH MANAGEMENT
          Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-----------------------------------
TELEPHONE NUMBERS

For information about:
[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

-----------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-----------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 00                                                     Printed in U.S.A.